SUPPLEMENT dated April 5, 2004


                              To the PROSPECTUS of

                       Standish Mellon Crossover Bond Fund
                  Standish Mellon Opportunistic High Yield Fund
            Standish Mellon Opportunistic Emerging Markets Debt Fund

                             Revised: June 25, 2003
                               Dated: May 1, 2003

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                                   Prospectus
                                   ----------

The following supplements the information presented throughout the prospectus.

All references to the names of the following funds are changed, effective July 1, 2003, as follows:

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Name of fund:                            New name of fund:
-------------                            -----------------
--------------------------------------------------------------------------------
Standish Crossover Bond Fund             Standish Mellon Crossover Bond Fund
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Standish Opportunistic High Yield Fund   Standish Mellon Opportunistic High
                                         Yield Fund
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Standish Opportunistic Emerging Markets  Standish Mellon Opportunistic Emerging
Debt Fund                                Markets Debt Fund
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All references to the name of the principal underwriter and distributor are changed, effective June 23, 2003, as follows:

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Name of principal underwriter and        New name of principal underwriter and
distributor:                             distributor:
---------------------------------        -------------------------------------
--------------------------------------------------------------------------------
Standish Fund Distributors, L.P.         Mellon Funds Distributor, L.P.
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

The following information replaces certain information under the "The Investment Adviser" section of the prospectus for the Crossover Bond Fund and the Opportunistic High Yield Fund only:

Fund managers

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Fund                        Fund managers       Positions during past five
                                                years*
--------------------------------------------------------------------------------
Crossover Bond Fund         Jonathan M. Uhrig   Vice president of Standish
                                                Mellon, Jonathan is a high
                                                yield strategist, the head of
Opportunistic High Yield                        high yield trading and
Fund                                            portfolio manager within the
                                                firm's fixed income group.
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

                         SUPPLEMENT dated April 5, 2004


                              To the PROSPECTUS of

                        Standish Mellon Fixed Income Fund
                  Standish Mellon Investment Grade Bond Fund
                      Standish Mellon High Yield Bond Fund
                Standish Mellon Short-Term Asset Reserve Fund
                 Standish Mellon Short-Term Fixed Income Fund

                    Revised: June 25, 2003, October 21, 2003
                               Dated: May 1, 2003

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                                   Prospectus
                                   ----------

The following information replaces the information under the "Fees and expenses of the fund" section of the "Risk/Return Summary" heading for the Fixed Income Fund and Short-Term Asset Reserve Fund only:

Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

Based on fiscal year ended       Fixed Income Fund        Short-Term Asset
12/31/02                                                    Reserve Fund

Shareholder fees (fees paid            None
directly from your investment)

Annual fund operating
expenses(1,2) (expenses that
are deducted from fund assets)
     Management fees                   0.33%                   0.25%
     Distribution (12b-1) fees         None                     None
     Other expense                     0.09%                   0.21%
     Total annual fund                 0.42%                   0.46%
     operating expenses

(1) Because Standish Mellon has agreed to limit Short-Term Asset Reserve Fund's operating expenses, the Short-Term Asset Reserve Fund's actual expenses would have been (based upon the expense limitation which will be in effect on November 1, 2003):

     Management fees                                           0.25%
     Other expenses                                            0.20%
     Total annual fund                                         0.45%
     operating expenses

This expense limitation may be changed or eliminated at any time.

(2) The table and example reflect the combined expenses of Short-Term Asset Reserve Fund and the master fund in which it invests all its investable assets.

The following information supplements the information under the "Advisory services and fees" section of "The Investment Adviser" heading for the Fixed Income Fund and Short-Term Asset Reserve Fund only:

The current expense limitation for the Fixed Income Fund has been increased to 0.50%. Effective November 1, 2003, the current expense limitation for the Short-Term Fixed Income Fund has been increased to 0.45%. The expense limitations are shown as a percentage of each fund's average net assets.

The following information replaces certain information under the "The Investment Adviser" section for the High Yield Bond Fund only:

--------------------------------------------------------------------------------
Fund                      Fund managers         Positions during past five
                                                years*
--------------------------------------------------------------------------------
High Yield Bond Fund      Jonathan M. Uhrig     Vice president of Standish
                                                Mellon, Jonathan is a high yield
                                                strategist, the head of high
                                                yield trading and portfolio
                                                manager within the firm's fixed
                                                income group.
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The following information supplements the information presented throughout the prospectus for all funds:

Mellon Bank, N.A. will replace Investors Bank & Trust Company as the custodian, administrator and accounting agent for all funds effective January 1, 2004.